Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value
$ in thousands Description	Level	March 31, 2022	December 31, 2021
Assets:
Investments	1	$133,153	$32,332
Liabilities:
Public Warrants	1	$10,250	$14,167
Private Warrants	2	$287	$396

		December 31,
Description	Level	2021	2020
Assets:
Investments	1	$32,332	$—
Liabilities:
Public Warrants	1	$14,167	$—
Private Warrants	2	396	—
Legacy Heliogen preferred stock warrants	3	—	46

Schedule of reconciliation of level 3 fair value liabilities
Instrument	December 31, 2020	Issuances(1)	Losses(2)	Conversion(3)	December 31, 2021
SAFE Instruments	$—	83,411	86,907	(170,318)	$—
Legacy Heliogen preferred stock warrants	$46	—	2,965	(3,011)	$—

(1)      Net of issuance costs.

(2)      The losses for the changes in the fair value of the SAFE Instruments and preferred stock warrants are reported in our Consolidated Statements of Operations and Comprehensive Loss in the line items SAFE Instrument remeasurement and warrant remeasurement, respectively.

(3)      On December 30, 2021, immediately prior to the Merger closing, the SAFE Instruments and preferred stock warrants were converted into 20,080,464 shares of common stock and 354,738 shares of common stock, respectively.

Schedule of fair value inputs and valuation techniques
Expected volatility	50.0%
Risk-free interest rate	0.1%
Dividend yield	—